Note 06 - Accounts Receivable, Net (Table)	12 Months Ended
Dec. 31, 2010
Receivables [Abstract]
Accounts Receivable, Net [Table Text Block]

	As of December 31,
	2010	2009

Trade	15,085	11,507
Less: Allowance for uncollectible accounts	(1,608)	(1,446)

	13,477	10,061
Less: Long-term accounts receivable, net	(2,905)	(1,946)

Current accounts receivable, net	10,572	8,115

Allowances for doubtful accounts [Table Text Block]
	As of December 31,
	2010	2009	2008

Allowance for uncollectible accounts
Balance at January 1,	(1,446)	(1,191)	(1,290)
Additions	(196)	(130)	(84)
Write-offs	100	88	16
Cumulative translation adjustments	(66)	(213)	167

Balance at December 31,	(1,608)	(1,446)	(1,191)

Allowance on short-term receivables	(1,028)	(875)	(638)

Allowance on long-term receivables	(580)	(571)	(553)